Distribution Date:	11/17/23	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-7
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	8
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	9	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	10		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	11		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	18		PO Box 4839 | Greenwich, CT 06831 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595FAA0	2.024800%	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	4,888,054.65	0.00	12,439.28	0.00	0.00	12,439.28	4,888,054.65	42.63%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	11,010,129.77	268,595.46	29,876.90	0.00	0.00	298,472.36	10,741,534.31	42.63%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00	42.63%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00	42.63%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	42.63%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	25.76%	18.13%
B	12595FAK8	3.973490%	42,943,000.00	42,943,000.00	0.00	142,194.65	0.00	0.00	142,194.65	42,943,000.00	18.65%	13.13%
C	12595FAL6	4.163490%	30,061,000.00	30,061,000.00	0.00	104,298.89	0.00	0.00	104,298.89	30,061,000.00	13.68%	9.63%
D	12595FAP7	4.163490%	31,134,000.00	31,134,000.00	0.00	108,021.75	0.00	0.00	108,021.75	31,134,000.00	8.53%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	5.51%	3.88%
F	12595FAT9	4.163490%	8,588,000.00	8,588,000.00	0.00	29,796.71	0.00	0.00	29,796.71	8,588,000.00	4.09%	2.88%
NR*	12595FAV4	4.163490%	24,693,503.00	24,693,503.00	0.00	58,508.39	0.00	0.00	58,508.39	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	604,666,687.42	268,595.46	1,771,374.46	0.00	0.00	2,039,969.92	604,398,091.96

X-A	12595FAG7	0.744581%	703,205,000.00	448,995,184.42	0.00	278,594.39	0.00	0.00	278,594.39	448,726,588.96
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	0.920490%	18,252,000.00	18,252,000.00	0.00	14,000.65	0.00	0.00	14,000.65	18,252,000.00
Notional SubTotal			794,461,000.00	540,251,184.42	0.00	299,394.35	0.00	0.00	299,394.35	539,982,588.96

Deal Distribution Total					268,595.46	2,070,768.81	0.00	0.00	2,339,364.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595FAB8	20.95413398	0.00000000	0.05332476	0.00000000	0.00000000	0.00000000	0.00000000	0.05332476	20.95413398
A-SB	12595FAF9	740.87408452	18.07384833	2.01042326	0.00000000	0.00000000	0.00000000	0.00000000	20.08427158	722.80023619
A-3	12595FAC6	1,000.00000000	0.00000000	2.79716662	0.00000000	0.00000000	0.00000000	0.00000000	2.79716662	1,000.00000000
A-4	12595FAD4	1,000.00000000	0.00000000	2.64625001	0.00000000	0.00000000	0.00000000	0.00000000	2.64625001	1,000.00000000
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.31124165	0.00000000	0.00000000	0.00000000	0.00000000	3.31124165	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.46957486	0.00000000	0.00000000	0.00000000	0.00000000	3.46957486	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.46957506	0.00000000	0.00000000	0.00000000	0.00000000	3.46957506	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	3.46957499	0.00000000	0.00000000	0.00000000	0.00000000	3.46957499	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	2.36938396	1.10019101	51.46344121	0.00000000	0.00000000	2.36938396	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	638.49828204	0.00000000	0.39617806	0.00000000	0.00000000	0.00000000	0.00000000	0.39617806	638.11632306
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.76707484	0.00000000	0.00000000	0.00000000	0.00000000	0.76707484	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/23 - 10/30/23	30	0.00	12,439.28	0.00	12,439.28	0.00	0.00	0.00	12,439.28	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	29,876.90	0.00	29,876.90	0.00	0.00	0.00	29,876.90	0.00
A-3	10/01/23 - 10/30/23	30	0.00	273,439.82	0.00	273,439.82	0.00	0.00	0.00	273,439.82	0.00
A-4	10/01/23 - 10/30/23	30	0.00	246,998.33	0.00	246,998.33	0.00	0.00	0.00	246,998.33	0.00
A-5	10/01/23 - 10/30/23	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	10/01/23 - 10/30/23	30	0.00	278,594.39	0.00	278,594.39	0.00	0.00	0.00	278,594.39	0.00
X-B	10/01/23 - 10/30/23	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	10/01/23 - 10/30/23	30	0.00	14,000.65	0.00	14,000.65	0.00	0.00	0.00	14,000.65	0.00
A-S	10/01/23 - 10/30/23	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	10/01/23 - 10/30/23	30	0.00	142,194.65	0.00	142,194.65	0.00	0.00	0.00	142,194.65	0.00
C	10/01/23 - 10/30/23	30	0.00	104,298.89	0.00	104,298.89	0.00	0.00	0.00	104,298.89	0.00
D	10/01/23 - 10/30/23	30	0.00	108,021.75	0.00	108,021.75	0.00	0.00	0.00	108,021.75	0.00
E	10/01/23 - 10/30/23	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	10/01/23 - 10/30/23	30	0.00	29,796.71	0.00	29,796.71	0.00	0.00	0.00	29,796.71	0.00
NR	10/01/23 - 10/30/23	30	1,239,345.07	85,675.96	0.00	85,675.96	27,167.57	0.00	0.00	58,508.39	1,270,812.64
Totals			1,239,345.07	2,097,936.38	0.00	2,097,936.38	27,167.57	0.00	0.00	2,070,768.81	1,270,812.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	3.053800%	233,274,000.00	4,888,054.65	0.00	12,439.28	0.00	0.00	12,439.28	4,888,054.65
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	11,010,129.77	268,595.46	29,876.90	0.00	0.00	298,472.36	10,741,534.31
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.744581%	703,205,000.00	448,995,184.42	0.00	278,594.39	0.00	0.00	278,594.39	448,726,588.96
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	0.920490%	18,252,000.00	18,252,000.00	0.00	14,000.65	0.00	0.00	14,000.65	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	3.973490%	42,943,000.00	42,943,000.00	0.00	142,194.65	0.00	0.00	142,194.65	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.163490%	30,061,000.00	30,061,000.00	0.00	104,298.89	0.00	0.00	104,298.89	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.163490%	31,134,000.00	31,134,000.00	0.00	108,021.75	0.00	0.00	108,021.75	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.163490%	8,588,000.00	8,588,000.00	0.00	29,796.71	0.00	0.00	29,796.71	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.163490%	24,693,503.00	24,693,503.00	0.00	58,508.39	0.00	0.00	58,508.39	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	1,144,917,871.84	268,595.46	2,070,768.81	0.00	0.00	2,339,364.27	1,144,380,680.92
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595FBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595FBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595FBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	12595FBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-Z	12595FBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-A	12595FBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-Z	12595FBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 29

	Additional Information
Total Available Distribution Amount (1)	2,339,364.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,105,934.12	Master Servicing Fee	2,545.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,113.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	260.34
ARD Interest	0.00	Operating Advisor Fee	943.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	110.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,105,934.12	Total Fees	7,972.76

Principal		Expenses/Reimbursements
Scheduled Principal	268,595.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,688.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,504.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	268,595.46	Total Expenses/Reimbursements	27,192.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,070,768.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	268,595.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,339,364.27
Total Funds Collected	2,374,529.58	Total Funds Distributed	2,374,529.55

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	604,666,688.36	604,666,688.36	Beginning Certificate Balance	604,666,687.42
(-) Scheduled Principal Collections	268,595.46	268,595.46	(-) Principal Distributions	268,595.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	604,398,092.90	604,398,092.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	604,731,888.86	604,731,888.86	Ending Certificate Balance	604,398,091.96
Ending Actual Collateral Balance	604,398,092.90	604,398,092.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP
9,999,999 or less	8	40,888,603.96	6.77%	44	5.2114	1.844842	1.4999 or less	9	205,709,751.36	34.04%	43	4.3748	1.001293
10,000,000 to 14,999,999	1	11,754,076.65	1.94%	39	4.1853	1.150000	1.5000 to 1.7499	3	45,734,415.21	7.57%	45	4.0708	1.601149
15,000,000 to 19,999,999	3	51,493,511.36	8.52%	29	5.3027	1.601988	1.7500 to 1.9999	5	115,626,232.28	19.13%	38	4.3042	1.803113
20,000,000 to 34,999,999	2	59,072,945.72	9.77%	45	4.3689	1.479474	2.0000 to 2.9999	1	6,844,599.90	1.13%	46	4.8500	2.890000
35,000,000 to 49,999,999	5	201,863,276.94	33.40%	32	4.0102	2.173202	3.0000 or greater	4	192,657,415.88	31.88%	17	3.4952	6.636767
50,000,000 or greater	3	201,500,000.00	33.34%	30	3.4115	5.402308	Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781
Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP
							Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP
Alabama	1	1,564,486.32	0.26%	39	4.1853	1.150000
							Industrial	1	5,157,415.88	0.85%	46	4.3300	3.160000
Arkansas	4	7,145,292.07	1.18%	41	6.3300	1.690000
							Lodging	13	86,048,686.37	14.24%	9	4.8513	3.555220
California	2	62,197,945.72	10.29%	46	3.8943	1.394671
							Mixed Use	1	32,875,000.00	5.44%	45	4.3920	1.750000
Florida	1	6,844,599.90	1.13%	46	4.8500	2.890000
							Office	10	396,788,286.28	65.65%	36	3.7945	3.403105
Georgia	1	80,000,000.00	13.24%	9	3.3400	3.450000
							Retail	8	45,703,026.10	7.56%	43	4.3890	1.225976
Illinois	3	45,883,075.94	7.59%	(8)	4.1491	5.111895
							Totals	35	604,398,092.90	100.00%	34	4.0442	3.205781
Indiana	1	1,867,927.79	0.31%	46	4.8670	1.980000
Mississippi	1	5,296,886.14	0.88%	46	5.9000	1.400000
New Jersey	2	80,863,276.94	13.38%	42	4.5220	0.930085
New York	2	99,000,000.00	16.38%	43	3.5526	1.341818
North Carolina	6	33,012,145.27	5.46%	25	5.2807	1.844199
Oklahoma	1	1,826,596.24	0.30%	39	4.1853	1.150000
Pennsylvania	2	20,767,622.75	3.44%	41	5.0441	1.566479
South Carolina	1	2,871,159.23	0.48%	8	5.6800	1.872565
Tennessee	2	8,362,994.09	1.38%	39	4.1853	1.150000
Texas	1	8,693,406.24	1.44%	46	4.9900	0.830000
Washington	1	67,500,000.00	11.17%	44	3.2900	11.270000
Washington, DC	1	32,875,000.00	5.44%	45	4.3920	1.750000
Totals	35	604,398,092.90	100.00%	34	4.0442	3.205781

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP
	3.9999% or less	5	282,500,000.00	46.74%	34	3.4319	4.341398	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	6	160,984,438.25	26.64%	28	4.2447	2.400614	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	7	76,967,089.28	12.73%	44	4.8851	1.346381	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	1	15,610,206.87	2.58%	40	5.2800	1.040000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	3	30,510,680.23	5.05%	22	5.8704	1.747769	49 months or greater	22	566,572,414.63	93.74%	33	4.0425	3.152455
	Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781	Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP
	60 months or less	22	566,572,414.63	93.74%	33	4.0425	3.152455	Interest Only	9	436,238,276.94	72.18%	32	3.7624	3.632845
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	13	130,334,137.69	21.56%	38	4.9798	1.544552
	Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	37,825,678.27	6.26%	43	4.0692	NAP			No outstanding loans in this group
Underwriter's Information		4	98,088,794.09	16.23%	13	4.6286	3.354524
	12 months or less	18	468,483,620.54	77.51%	37	3.9198	3.110146
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	604,398,092.90	100.00%	34	4.0442	3.205781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10176786	1	OF	Dunwoody	GA	Actual/360	3.340%	230,088.89	0.00	0.00	N/A	08/06/24	--	80,000,000.00	80,000,000.00	11/06/23
2	10174967	1	OF	Seattle	WA	Actual/360	3.290%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	11/11/23
4	10180212	1	OF	New York	NY	Actual/360	3.669%	170,627.10	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	11/01/23
7	10180213	1	OF	New York	NY	Actual/360	3.413%	132,235.54	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	11/05/23
8	10180214	1	OF	Madison	NJ	Actual/360	4.266%	165,290.28	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	11/05/23
9	10180215	1	LO	Chicago	IL	Actual/360	4.044%	139,296.78	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	11/05/23
10	10180216	1	OF	San Francisco	CA	Actual/360	3.570%	110,670.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	11/05/23
11	10180217	1	OF	Warren	NJ	Actual/360	4.844%	149,585.30	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	11/09/23
12	10180218	1	MU	Washington	DC	Actual/360	4.392%	124,333.25	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	10/05/23
14	10180219	1	RT	Folsom	CA	Actual/360	4.340%	98,089.32	48,639.95	0.00	N/A	08/05/27	--	26,246,585.67	26,197,945.72	11/05/23
15	10180220	1	MF	Astoria	NY	Actual/360	3.720%	80,083.33	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	11/05/23
18	10180222	1	LO	Various	Various	Actual/360	5.680%	88,553.20	36,423.45	0.00	N/A	07/06/24	--	18,104,925.47	18,068,502.02	11/06/23
19	10169914	1	OF	Durham	NC	Actual/360	4.940%	75,912.87	30,719.26	0.00	N/A	03/06/27	--	17,845,521.73	17,814,802.47	11/06/23
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.280%	71,073.22	21,732.38	0.00	N/A	03/06/27	--	15,631,939.25	15,610,206.87	11/06/23
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.750%	52,595.25	32,922.35	0.00	N/A	09/06/27	--	12,858,600.62	12,825,678.27	11/06/23
22	10167894	1	RT	Various	Various	Actual/360	4.185%	42,462.23	27,869.27	0.00	N/A	02/06/27	--	11,781,945.92	11,754,076.65	11/06/23
24	10180226	1	LO	Arlington	TX	Actual/360	4.990%	37,416.65	14,327.68	0.00	N/A	09/06/27	--	8,707,733.92	8,693,406.24	11/06/23
25	10180227	1	LO	Hot Springs	AR	Actual/360	6.330%	38,999.22	9,433.29	0.00	N/A	04/05/27	--	7,154,725.36	7,145,292.07	11/05/23
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.850%	28,652.44	15,978.57	0.00	N/A	09/06/27	--	6,860,578.47	6,844,599.90	11/06/23
27	10180228	1	LO	Biloxi	MS	Actual/360	5.900%	26,970.27	11,640.98	0.00	N/A	09/05/27	--	5,308,527.12	5,296,886.14	11/05/23
28	10180229	1	IN	Aston	PA	Actual/360	4.330%	19,265.57	9,539.24	0.00	N/A	09/06/27	--	5,166,955.12	5,157,415.88	11/06/23
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.912%	13,948.99	3,854.80	0.00	N/A	09/05/27	--	3,297,807.60	3,293,952.80	11/05/23
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.800%	10,715.38	3,306.30	0.00	N/A	10/06/26	--	2,592,429.44	2,589,123.14	11/06/23
31	10180231	1	RT	Schereville	IN	Actual/360	4.867%	7,837.79	2,207.94	0.00	N/A	09/05/27	--	1,870,135.73	1,867,927.79	11/05/23
Totals								2,105,934.12	268,595.46	0.00				604,666,688.36	604,398,092.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	17,713,817.17	13,950,539.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	51,644,275.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	98,005,939.51	24,252,958.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	20,077,095.60	13,230,277.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	7,951,100.40	7,520,159.72	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,995,632.60	3,005,088.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	5,821,731.87	3,985,850.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	0.00	--	--	--	0.00	0.00	124,106.78	124,106.78	0.00	0.00
14	1	2,473,757.42	1,123,827.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	0.00	0.00	--	--	08/11/22	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,980,777.94	1,972,733.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	5,982,622.24	4,396,238.44	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,163,757.30	1,012,085.85	10/01/22	09/30/23	07/11/19	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,051,072.98	487,129.04	01/01/23	09/30/23	07/12/21	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,438,043.66	1,300,449.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	953,849.64	755,728.12	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,090,903.02	912,197.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	298,415.92	228,103.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	309,291.44	291,019.08	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	205,691.29	179,685.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		222,157,775.97	78,604,069.79				0.00	0.00	124,106.78	124,106.78	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.044154%	4.028853%	34
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.044885%	4.029583%	35
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.045601%	4.030299%	36
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.046280%	4.030978%	37
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,494,935.29	4.046999%	4.031697%	38
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.069194%	4.053681%	39
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.069902%	4.054567%	40
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.070596%	4.055284%	41
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.071380%	4.056067%	42
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.072132%	4.056819%	43
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.072782%	4.057468%	44
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.073470%	4.058156%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10180218	10/05/23	0	B	124,106.78	124,106.78	24,000.66	32,875,000.00	01/19/21	13
Totals					124,106.78	124,106.78	24,000.66	32,875,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,000,000	0	0		40,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		98,068,502	98,068,502	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		2,589,123	2,589,123	0		0
37 - 48 Months		463,740,468	463,740,468	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	604,398,093	564,398,093	0	0	0	40,000,000
Oct-23	604,666,688	564,666,688	0	0	0	40,000,000
Sep-23	604,954,331	564,954,331	0	0	0	40,000,000
Aug-23	605,220,502	565,220,502	0	0	0	40,000,000
Jul-23	605,485,513	565,485,513	0	0	40,000,000	0
Jun-23	628,300,837	588,300,837	0	0	0	40,000,000
May-23	628,596,614	588,596,614	0	0	0	40,000,000
Apr-23	628,914,429	588,914,429	0	0	0	40,000,000
Mar-23	629,207,557	589,207,557	0	0	0	40,000,000
Feb-23	629,569,638	589,569,638	0	0	0	40,000,000
Jan-23	629,859,937	589,859,937	0	0	0	40,000,000
Dec-22	630,148,983	590,148,983	0	0	40,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10180215	40,000,000.00	40,000,000.00	234,200,000.00	06/06/23	21,226,119.51	5.64000	--	08/05/22	I/O
12	10180218	32,875,000.00	32,875,000.00	52,700,000.00	07/11/17	2,693,742.31	1.75000	--	08/05/27	I/O
18	10180222	18,068,502.02	18,068,502.02	53,200,000.00	07/17/23	5,673,796.00	1.87257	--	07/06/24	225
25	10180227	7,145,292.07	7,145,292.07	14,760,000.00	12/20/16	1,133,124.58	1.69000	--	04/05/27	280
Totals		98,088,794.09	98,088,794.09	354,860,000.00		30,726,782.40

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	10180215	LO	IL	04/24/20	7
" 11/13/2023 Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. Special Servicer projects disposition in Q3 2024.
"

12	10180218	MU	DC	01/19/21	13

" 11/13/2023 The Loan transferred to special servicing in January 2021 as a result of WeWork's notice of its intention to terminate its lease. Lender consented to Borrower's request to approve the WeWork termination, and the termination agreement wa s executed. A $1.2Mtermination fee was funded to the Lender. Borrower submitted a re-tenanting request which was conditionally approved. Special Servicer is monitoring borrower's compliance with the conditional approval letter related to the borrower-affi liate lease. A lease guaranty has been executed and the letter of credit was approved the both master servicer and special servicer, however, borrower has consistently failed to provide the fully executed letter of credit despite formal demand notice. Spe cial Servicer hasissued a notice of default regarding the borrower-affiliate lease approval. There has been no settlement offers to date from the borrower. Borrower has engaged an advisor and a PNL will be executed prior to discussions taking place.
"

18	10180222	LO	Various	04/03/20	1

" 11/13/2023 Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. Borrower has continued to provide required financial reporting in a timely manner. Borrower and Special Servicer executed a Forbearance

Agreement on 10/29/2 021 that provides for a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period ending November 2022. Borrower performed under the terms of the Agreement. Special Servicer is currently in the process of reviewing a joinder agreement which confirms the addition of new equity partners at the closing of the Forbearance Agreement. Additionally, Special Servicer is currently awaiting updates on an ongoing franchise default at the Fairfield Inn Charlotte Northlake propert y. Tracking periodfor the franchise issues ends 12/31/2023. Borrower reached out and indicated they will begin the process of marketing the entire portfolio for sale ahead of Loan Maturity in

July 2024. Borrower and Special Servicer executed a forbearance agreement on 10/29/2021 provides for a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period beginning in January 2022.

"

25	10180227	LO	AR	02/23/18	13

" 11/13/2023 The loan was transferred to special servicing for franchise related defaults. Borrower failed to deposit required PIP funds with the Lender and were behind on franchise fees. Borrower cured the initial franchise fee default but subseq uently became delinquent again. Special Servicer is working to obtain additional information from the Borrower on the completion status of the property improvement plans.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48000%	0.00	5.48000%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04410%	40,000,000.00 4.04410%		10	05/12/20	05/12/20	05/12/20
18	10180222	1	0.00	5.68000%	0.00	5.68000%	10	04/06/20	04/06/20	04/06/20
22	10167894	1	0.00	4.18530%	0.00	4.18530%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10173380 04/18/22	19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00	0.00%
23	10180225 07/15/22	10,093,380.32	67,500,000.00	10,465,906.77	372,526.45	10,465,906.77	10,093,380.32	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,135,690.08	93,200,000.00	39,732,881.90	5,403,156.16	39,161,381.92	33,758,225.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10173380	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10180225	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,077.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	800.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	703.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,688.37	0.00	1,504.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		27,192.52

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29